Gain on sale of development properties	12 Months Ended
Dec. 31, 2019
Gain On Sale Of Development Properties [Abstract]
Gain on sale of development properties
1
9
. Gain on sal
e
of
development properties
Gain on
sale
 of
development properties
for the years ended December 31, 2017, 2018 and 2019 were nil, nil

and RMB3,884,709, respectively. The gain on
sale
of
development properties
for the year ended December 31, 2019 was mainly derived from disposals of logistics facilities to JD Logistics Properties Core Fund, L.P. (
the
“Core Fund”).
In 2018, the Group established
JD Property
to manage the expanding logistics facilities and other real estate properties. In February 2019,
JD

Propert
y
established

Core Fund together with GIC Private Limited (“GIC”), Singapore’s sovereign wealth fund, for a total committed capital of over RMB4.8 billion. The Group serves as the general partner and committed 20% of the total capital of

Core Fund
 as
t
h
e limited pa
rtner
, and GIC committed the remaining 80%.
Furthermore, on Feb
ruary 27
, 2019
, the Group entered into definitive agreements with

Core Fund, pursuant to which the Group will dispose of certain modern logistics facilities to

Core Fund for a total gross asset value of RMB10.9
billion, and concurrently lease back these completed facilities for operational purposes with an initial lease term of 5 to 6 years. The initial annual rent for the completed facilities is approximate RMB0.7 billion that increases by 3% per year throughout each 5 years period, and the rental rate will be adjusted based on the growth rate of fair market rent at the beginning of each 5 years period. Upon the expiry of the initial lease agreement, if the adjusted rental rate is acceptable, the Group may choose to renew the lease with the same terms and conditions. Core Fund will use leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of Core Fund, which comprises the representatives from the Group and GIC, will oversee the key operations of Core Fund. Given the control over Core Fund is shared between the Group and GIC, the Group does not consolidate Core Fund and investment in Core Fund is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two members of the investment committee out of four. The lease back transaction is classified as an operating lease, and accounted for under ASC 842, the ROU assets and operating lease liabilities were recorded accordingly.
In the second half of 2019, the closing conditions for the asset group of completed logistics facilities were met and Core Fund signed definitive facility agreements with bank consortium to finance the purchase, therefore, the Group recorded a total disposal gain of

RMB
3,801,492
 for the completed assets
for
the year ended December
31
,
2019
, which represents the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date. For the remaining logistics facilities under construction, the Group will derecognize
these assets upon its completion and satisfaction of the hand
-
over condition.